OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2020	$ 107,543
2021	100,525
2022	81,351
2023	66,195
2024	50,110
Thereafter	5,295
Estimated amortization expense	$ 411,019